Financial instruments and financial risk management - Liquidity Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity Risk
Undiscounted cash flows	€ 29,800	€ 44,142	€ 50,753
Within 1 year
Liquidity Risk
Undiscounted cash flows	21,449	7,803	8,279
2 years
Liquidity Risk
Undiscounted cash flows	1,243	28,669	7,389
3 years
Liquidity Risk
Undiscounted cash flows	1,285	1,196	28,388
4 years
Liquidity Risk
Undiscounted cash flows	1,376	1,285	1,146
5 years
Liquidity Risk
Undiscounted cash flows	1,310	1,285	1,146
6 years
Liquidity Risk
Undiscounted cash flows	1,159	1,219	1,146
After 6 years
Liquidity Risk
Undiscounted cash flows	1,978	2,684	3,258
Noninterest bearing
Liquidity Risk
Undiscounted cash flows	2,779	3,251	3,718
Noninterest bearing | Within 1 year
Liquidity Risk
Undiscounted cash flows	471	471	468
Noninterest bearing | 2 years
Liquidity Risk
Undiscounted cash flows	471	471	471
Noninterest bearing | 3 years
Liquidity Risk
Undiscounted cash flows	471	471	471
Noninterest bearing | 4 years
Liquidity Risk
Undiscounted cash flows	471	471	471
Noninterest bearing | 5 years
Liquidity Risk
Undiscounted cash flows	405	471	471
Noninterest bearing | 6 years
Liquidity Risk
Undiscounted cash flows	254	405	471
Noninterest bearing | After 6 years
Liquidity Risk
Undiscounted cash flows	236	490	895
Madrid Network loans
Liquidity Risk
Undiscounted cash flows	5,062	5,739	6,301
Madrid Network loans | Within 1 year
Liquidity Risk
Undiscounted cash flows	675	675	563
Madrid Network loans | 2 years
Liquidity Risk
Undiscounted cash flows	675	675	675
Madrid Network loans | 3 years
Liquidity Risk
Undiscounted cash flows	675	675	675
Madrid Network loans | 4 years
Liquidity Risk
Undiscounted cash flows	675	675	675
Madrid Network loans | 5 years
Liquidity Risk
Undiscounted cash flows	675	675	675
Madrid Network loans | 6 years
Liquidity Risk
Undiscounted cash flows	675	675	675
Madrid Network loans | After 6 years
Liquidity Risk
Undiscounted cash flows	€ 1,012	€ 1,688	€ 2,363
Madrid Network loans | Fixed interest rate
Liquidity Risk
Interest rate (as a percent)	1.46%	1.46%	1.46%
Fixed interest rate borrowings, 0.33%
Liquidity Risk
Interest rate (as a percent)		0.33%
Undiscounted cash flows	€ 1,608	€ 972
Fixed interest rate borrowings, 0.33% | 2 years
Liquidity Risk
Undiscounted cash flows	49
Fixed interest rate borrowings, 0.33% | 3 years
Liquidity Risk
Undiscounted cash flows	139	49
Fixed interest rate borrowings, 0.33% | 4 years
Liquidity Risk
Undiscounted cash flows	230	139
Fixed interest rate borrowings, 0.33% | 5 years
Liquidity Risk
Undiscounted cash flows	230	139
Fixed interest rate borrowings, 0.33% | 6 years
Liquidity Risk
Undiscounted cash flows	230	139
Fixed interest rate borrowings, 0.33% | After 6 years
Liquidity Risk
Undiscounted cash flows	€ 730	506
Fixed interest rate borrowings, 0.33% | Fixed interest rate
Liquidity Risk
Interest rate (as a percent)	0.33%
Roll-over credit facility
Liquidity Risk
Undiscounted cash flows		20	€ 60
Roll-over credit facility | Within 1 year
Liquidity Risk
Undiscounted cash flows		20	40
Roll-over credit facility | 2 years
Liquidity Risk
Undiscounted cash flows			20
Kreos loan
Liquidity Risk
Undiscounted cash flows	€ 1,324	5,297	9,063
Kreos loan | Within 1 year
Liquidity Risk
Undiscounted cash flows	€ 1,324	3,973	3,973
Kreos loan | 2 years
Liquidity Risk
Undiscounted cash flows		€ 1,324	3,973
Kreos loan | 3 years
Liquidity Risk
Undiscounted cash flows			€ 1,117
Kreos loan | Fixed interest rate
Liquidity Risk
Interest rate (as a percent)	12.50%	12.50%	12.50%
Senior, unsecured convertible bonds due 2018
Liquidity Risk
Undiscounted cash flows	€ 18,810	€ 28,375	€ 30,625
Senior, unsecured convertible bonds due 2018 | Within 1 year
Liquidity Risk
Undiscounted cash flows	€ 18,810	2,250	2,250
Senior, unsecured convertible bonds due 2018 | 2 years
Liquidity Risk
Undiscounted cash flows		€ 26,125	2,250
Senior, unsecured convertible bonds due 2018 | 3 years
Liquidity Risk
Undiscounted cash flows			€ 26,125
Senior, unsecured convertible bonds due 2018 | Fixed interest rate
Liquidity Risk
Interest rate (as a percent)	9.00%	9.00%	9.00%
Leasings
Liquidity Risk
Undiscounted cash flows	€ 217	€ 137
Leasings | Within 1 year
Liquidity Risk
Undiscounted cash flows	169	63
Leasings | 2 years
Liquidity Risk
Undiscounted cash flows	€ 48	74
Other financial liabilities
Liquidity Risk
Undiscounted cash flows		350	€ 985
Other financial liabilities | Within 1 year
Liquidity Risk
Undiscounted cash flows		€ 350	€ 985